Form N-1A Cover	Aug. 17, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	CALAMOS ADVISORS TRUST/IL
Entity Central Index Key	0001079575
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 17, 2026
Prospectus Date	Jun. 23, 2026